Pay vs Performance Disclosure - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended					49 Months Ended
	Jul. 29, 2024	Feb. 01, 2025	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021	Mar. 12, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

									Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for Mr. Coughlin ($)(1)	SCT Total for Mr. Mohan ($)(1)	SCT Total for Mr. Anderson ($)(1)	Compensation Actually Paid to Mr. Coughlin ($)(2)	Compensation Actually Paid to Mr. Mohan ($)(2)	Compensation Actually Paid for Mr. Anderson ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($M)(7)	Adjusted EBITDA ($M)(8)

2024	3,289,320	10,598,129	$18,258,291	1,274,530	8,803,513	18,879,498	4,700,320	5,189,682	11.63	117.09	(101.8)	336.5

2023	7,139,463	—	—	(23,282,472)	—	—	2,329,437	(3,247,683)	8.44	116.84	(1,280.2)	401.1

2022	19,590,453	—	—	(11,340,890)	—	—	6,618,539	4,513,569	39.93	87.14	89.9	530.8

2021	4,025,740	—	—	(63,071,055)	—	—	2,890,921	(2,050,650)	62.24	105.55	159.8	548.4

2020	25,898,323	—	—	184,711,531	—	—	6,134,975	19,463,127	88.54	99.27	(31.7)	427.6

(1)	During fiscal 2020 through fiscal 2024, the following individuals served as principal executive officer (PEO) during the time periods set forth below:

Name	Dates as PEO During Fiscal 2020 through Fiscal 2024

Ronald Coughlin, Jr.	February 2, 2020, through March 12, 2024

R. Michael Mohan	March 13, 2024, through July 29, 2024

Joel Anderson	July 29, 2024, through February 1, 2025
The amounts shown represent the amounts reported in the “Total” column of the Summary Compensation Table for the applicable PEO in each of the fiscal years.

(2)
Amounts in this column represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2024 compensation actually paid:

2024	Ronald Coughlin, Jr.	R. Michael Mohan	Joel Anderson

Summary Compensation Table Total	$3,289,320	$10,598,129	$18,258,291

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	$—	($9,446,379)	($15,000,007)

Plus, year-end fair value of outstanding and unvested equity awards granted during the year	$—	$—	$15,621,214

Plus, year over year change in fair value of outstanding and unvested equity awards granted during prior years	$—	$—	$—

Plus, fair value as of the vesting date of equity awards granted and vested during the year	$—	$7,632,927	$—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	($742,619)	$18,836	$—

Less, previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	($1,272,171)	$—	$—

Compensation Actually Paid to PEO	$1,274,530	$8,803,513	$18,879,498

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Table of Contents
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Brian LaRose, Glenn Murphy, Holly May, Joe Venezia, Amy College, and John Zavada; (ii) for 2022 and 2023, Brian LaRose, Darren MacDonald, Justin Tichy, and Amy College; (iii) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy; and (iv) for 2020, Michael Nuzzo, Darren MacDonald, Justin Tichy, and Ilene Eskenazi.

(4)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our PEO(s)), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2024 compensation actually paid:

2024	Non-PEO NEO Average

Average Summary Compensation Table Total	$4,700,320

Less, average value of Stock Awards and Option Awards reported in Summary Compensation Table	($3,204,083)

Plus, average year-end fair value of outstanding and unvested equity awards granted during the year	$3,344,107

Plus, average year over year change in fair value of outstanding and unvested equity awards granted during prior years	$8,774

Plus, average fair value as of the vesting date of equity awards granted and vested during the year	$283,735

Plus, average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	$180,322

Less, average previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	($123,494)

Average Compensation Actually Paid to Non-PEO NEOs	$5,189,682

(5)
Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is January 13, 2021, the date of our initial public offering.

(6)
The peer group used for this purpose is the following published industry index: S&P Retail Select Industry Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form
10-K
for fiscal 2024.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA is calculated as our net income, adjusted for the following items: interest expense, income tax benefit or expense, depreciation and amortization, loss on partial extinguishment of debt, goodwill and asset impairment, equity-based compensation expense, other non-operating
income or loss, investee and joint venture income, and other costs (restructuring costs, severance expenses, business divestiture costs, and certain non-ordinary
course legal matters). This definition is consistent with the description provided in our Annual Report on Form
10-K
for the fiscal year ended February 1, 2025, under the heading “Reconciliation of
Non-GAAP
Financial Measures to GAAP Measures.”

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Brian LaRose, Glenn Murphy, Holly May, Joe Venezia, Amy College, and John Zavada; (ii) for 2022 and 2023, Brian LaRose, Darren MacDonald, Justin Tichy, and Amy College; (iii) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy; and (iv) for 2020, Michael Nuzzo, Darren MacDonald, Justin Tichy, and Ilene Eskenazi.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: S&P Retail Select Industry Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form
10-K
			for fiscal 2024.
Adjustment To PEO Compensation, Footnote
(2)
Amounts in this column represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2024 compensation actually paid:

2024	Ronald Coughlin, Jr.	R. Michael Mohan	Joel Anderson

Summary Compensation Table Total	$3,289,320	$10,598,129	$18,258,291

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	$—	($9,446,379)	($15,000,007)

Plus, year-end fair value of outstanding and unvested equity awards granted during the year	$—	$—	$15,621,214

Plus, year over year change in fair value of outstanding and unvested equity awards granted during prior years	$—	$—	$—

Plus, fair value as of the vesting date of equity awards granted and vested during the year	$—	$7,632,927	$—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	($742,619)	$18,836	$—

Less, previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	($1,272,171)	$—	$—

Compensation Actually Paid to PEO	$1,274,530	$8,803,513	$18,879,498

Non-PEO NEO Average Total Compensation Amount			$ 4,700,320	$ 2,329,437	$ 6,618,539	$ 2,890,921	$ 6,134,975
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,189,682	3,247,683	4,513,569	2,050,650	19,463,127
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our PEO(s)), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2024 compensation actually paid:

2024	Non-PEO NEO Average

Average Summary Compensation Table Total	$4,700,320

Less, average value of Stock Awards and Option Awards reported in Summary Compensation Table	($3,204,083)

Plus, average year-end fair value of outstanding and unvested equity awards granted during the year	$3,344,107

Plus, average year over year change in fair value of outstanding and unvested equity awards granted during prior years	$8,774

Plus, average fair value as of the vesting date of equity awards granted and vested during the year	$283,735

Plus, average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	$180,322

Less, average previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	($123,494)

Average Compensation Actually Paid to Non-PEO NEOs	$5,189,682

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation— Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA;

•	Adjusted FCF; and

•	Absolute TSR.

Total Shareholder Return Amount			$ 11.63	8.44	39.93	62.24	88.54
Peer Group Total Shareholder Return Amount			117.09	116.84	87.14	105.55	99.27
Net Income (Loss)			$ 101,800,000	$ 1,280,200,000	$ 89,900,000	$ 159,800,000	$ 31,700,000
Company Selected Measure Amount			336,500,000	401,100,000	530,800,000	548,400,000	427,600,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is calculated as our net income, adjusted for the following items: interest expense, income tax benefit or expense, depreciation and amortization, loss on partial extinguishment of debt, goodwill and asset impairment, equity-based compensation expense, other non-operating
income or loss, investee and joint venture income, and other costs (restructuring costs, severance expenses, business divestiture costs, and certain non-ordinary
course legal matters). This definition is consistent with the description provided in our Annual Report on Form
10-K
for the fiscal year ended February 1, 2025, under the heading “Reconciliation of
Non-GAAP
			Financial Measures to GAAP Measures.”
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted FCF
Measure:: 3
Pay vs Performance Disclosure
Name			Absolute TSR
Ronald Coughlin, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,289,320	$ 7,139,463	$ 19,590,453	$ 4,025,740	$ 25,898,323
PEO Actually Paid Compensation Amount			1,274,530	$ 23,282,472	$ 11,340,890	$ 63,071,055	$ 184,711,531
PEO Name								Ronald Coughlin, Jr.
R. Michael Mohan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,598,129
PEO Actually Paid Compensation Amount			8,803,513
PEO Name	R. Michael Mohan
Joel Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			18,258,291
PEO Actually Paid Compensation Amount			18,879,498
PEO Name		Joel Anderson
PEO | Ronald Coughlin, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ronald Coughlin, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ronald Coughlin, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ronald Coughlin, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ronald Coughlin, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(742,619)
PEO | Ronald Coughlin, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,272,171)
PEO | R. Michael Mohan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,446,379)
PEO | R. Michael Mohan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Michael Mohan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Michael Mohan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,632,927
PEO | R. Michael Mohan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,836
PEO | R. Michael Mohan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Joel Anderson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,000,007)
PEO | Joel Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,621,214
PEO | Joel Anderson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Joel Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Joel Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Joel Anderson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,204,083)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,344,107
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,774
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			283,735
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			180,322
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (123,494)